OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL LIABILITIES
Schedule of other current and non-current liabilities

	Current		Non-current
Description	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Dividends payable	29,020,899	25,999,055	—	—
Others(1)	2,216,935	2,267,675	23,784,817	21,472,048
Total	31,237,834	28,266,730	23,784,817	21,472,048